Borrowings (Tables)	6 Months Ended
Jun. 30, 2018
Borrowings [Abstract]
Borrowings

	June 30, 2018	December 31, 2017
Term Loan B facility	$ 430,004	$ 441,471
Credit facilities	78,205	69,161

Total borrowings	$ 508,209	$ 510,632
Less: Long-term unamortized discount	(8,715)	(10,824)
Less: Current portion of long-term debt, net	(45,012)	(26,586)
Less: Deferred finance costs, net	(5,032)	(6,345)

Long-term debt, net	$ 449,450	$ 466,877

Maturities of Long Term Debt

Year	Amount
2019	$51,550
2020	30,815
2021	409,951
2022	11,129
2023 and thereafter	4,764

$508,209